Financing transaction of Chengxin	12 Months Ended
Dec. 31, 2022
Financing transaction of Chengxin
Financing transaction of Chengxin

4. Financing transaction of Chengxin

In March 2021, Chengxin, the Group’s subsidiary engaged in community group buying business, entered into a series of agreements (“Agreements”) with external investors and the Group, pursuant to which:

a) Chengxin issued 92,367,521 number of Series A-1 Preferred Shares for a total consideration of US$923,675 to certain external investors, including an entity controlled by Softbank Group Corp., (“Softbank”) of US$43,162.

b) Chengxin issued 20,000,000 number of Series A-2 preferred shares to certain senior management of the Group and Chengxin, for a total consideration of US$200,000. To finance the purchase of Chengxin A-2 preferred shares, the senior management investment entity entered into secured term loans with Chengxin’s A-1-round investors for an aggregate amount of US$160,000.

c) Chengxin issued a zero-coupon seven-year convertible note due 2028 (“Convertible Note”) for an aggregate principal amount of US$3,000,000 to the Group.

The rights, preferences and privileges of the Chengxin’s holders of ordinary shares, preferred shares and Convertible Note are as follows:

Conversion right

All of the preferred shares are convertible, at the option of the holders at any time after the original issue date of the relevant series of preferred shares into such number of ordinary shares of Chengxin. Each preferred share shall automatically be converted into ordinary shares at the then effective conversion price upon the closing of a qualified IPO. The initial conversion ratio of preferred shares to ordinary shares shall be 1:1 and shall be subject to certain adjustments. The Group, as the holder of the Convertible Note, has the right to convert the outstanding principal amount under the Convertible Note to Series A-2 preferred shares at a conversion price of US$10.00 per share during the period commencing on the first anniversary of closing of issuance of Series A-1 and A-2 preferred shares to the maturity date of the Convertible Note. Furthermore, the Convertible Note will be automatically converted to the number of Series A-2 Preferred Shares at a conversion price of US$10.00 per share upon the occurrence of certain events including change of control, liquidation or the consummation of a qualified IPO of Chengxin.

Liquidation rights

Upon the occurrence of any liquidation event, whether voluntary or involuntary, all assets and funds of Chengxin legally available for distribution shall be distributed to the shareholders in the following order and manner:

Holders of preferred shares have preference over holder of ordinary shares on the distribution of assets or funds in the following sequence: Series A-1 preferred shares, Series A-2 preferred shares. The amount of preference will be equal to 100% of the deemed or original issuance price, plus any and all declared but unpaid dividends. After distribution of the preferred shares, all remaining assets and funds of Chengxin available for distribution to the shareholders shall be distributed ratably among all the shareholders on a fully diluted basis.

Exchange rights

The Series A preferred shareholders have the options to exchange part or all of outstanding preferred shares of Chengxin into the shares of the Group provided that these preferred shareholders do not breach its non-competing undertakings, at any time after the fifth anniversary date of closing date of Series A preferred shares and as long as no qualified IPO of Chengxin has been consummated. The exchange ratio will be determined according to the respective fair market value of the Group’s ordinary shares and Chengxin preferred shares as of the date that the preferred shareholders exercise the exchange right, which shall be determined by an independent third-party valuation firm mutually agreed upon by all parties.

4. Financing transaction of Chengxin (Continued)

Call option

The Group was granted a call option to purchase part or all of the outstanding Series A-1 and A-2 preferred shares held by preferred shareholders. At any time between the third anniversary and fifth anniversary of the closing of the Series A-1 and A-2 preferred shares, the Group may exercise the call option to purchase up to all of the outstanding preferred shares based on the greater of (i) the price determined according to pre-agreed pricing formula, and (ii) the fair market value of such preferred shares.

Accounting for the financing transaction of Chengxin

Pursuant to the Agreements and upon the completion of the above transaction on March 30, 2021 (“closing date”), the Group no longer held the controlling financial interest in Chengxin. Accordingly, Chengxin was deconsolidated from the Group after March 30, 2021.

The financing transaction for Chengxin did not meet the discontinued operation criteria as it did not represent a strategic shift that has a major effect on the Group’s financial results. Upon the completion of the financing transaction of Chengxin, an unrealized gain of RMB9,058,144 was recognized in the investment income (loss), net on the consolidated statement of comprehensive loss for year ended December 31, 2021, measured as the difference between the fair value of its retained non-controlling equity investment in ordinary shares in Chengxin in the amount of RMB2,628,520, and the carrying amount of net liabilities of Chengxin of RMB6,429,624 as of March 30, 2021.

Given the Group’s investment in Chengxin’s ordinary shares and right to nominate three board members out of six, the Group had the ability to exercise significant influence over Chengxin. The Group elected to apply the fair value option to the Group’s investments in ordinary shares (Note 10). The Group also applies fair value accounting to the Group’s investments on the Convertible Note (Note 9), thereby providing consistency of accounting treatment. The investments in ordinary shares and in Convertible Note (collectively, the “Investment in Chengxin”) are measured at fair value on a recurring basis with changes in fair value reflected in earnings.

Given the exchange right has a fair value exercise price and the call option has an exercise price that is equal to or higher than the fair market value of underlying preferred shares of Chengxin, both financial instruments are generally considered to have little economic value. Therefore, the Group determined that the fair value of exchange feature and call option aforementioned respectively were not significant to the consolidated financial statements.

The fair value of the Investments in Chengxin upon the closing of the deconsolidation of RMB16,428,250 was determined by the Group with assistance of a third-party independent appraiser, using option-pricing model (“OPM”) and back-solve method.

As a result of the intense competition and tightening regulatory environment, Chengxin experienced an adverse change in its operating and financial performance during the third quarter of 2021. In light of the further adverse change during the fourth quarter of 2021 and challenges of obtaining additional financing, Chengxin revised its business plan to scale down significantly and undertake a strategic business model transition, aiming for a more sustainable operation in the near future. The fair value of the Group’s total investment in Chengxin was reduced to RMB 686,124 at December 31, 2021 due to the above reason. The fair value of the investments in Chengxin on December 31, 2021 was determined by the Group with the assistance of a third-party independent appraiser, using scenario-based model. Accordingly, the Group recognized the downward fair value changes of RMB21,259,814 in Investments in Chengxin. Refer to Note 27 - Fair value measurement for the valuation approach and key inputs for the determination of the fair value of the Group’s Investments in Chengxin.

4. Financing transaction of Chengxin (Continued)

Considering continuous adverse impact on Chengxin’s operating and financial performance in 2022, the shareholders of Chengxin decided that it would be in the best interests of Chengxin and its shareholders not to continue to operate the community group buying business. Therefore, Chengxin’s shareholders and board resolved to distribute all of its available assets to its shareholders, in accordance with the distribution sequences outlined in the Agreements. As a shareholder of Chengxin, the Group received its share of Chengxin’s assets of RMB1,935,171 upon the completion of the distribution in July 2022. The difference of RMB1,172,541 between the distributions received and the investment balance at December 31, 2021 was recorded in investment income (loss), net in the consolidated statement of comprehensive loss in 2022.